Employee Benefits - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 07, 2014
The Plan
Defined Benefit Plan Disclosure [Line Items]
Contributions percentage of annual compensation	8.00%
Employer contributions	$ 25,241,000	$ 20,355,000	$ 20,952,000
U.S. Plan
Defined Benefit Plan Disclosure [Line Items]
Contributions percentage of annual compensation	3.00%
Participant's contributions percentage matches	50.00%
Participant's contributions percentage of annual compensation	4.50%
Deferred salary arrangement employer contribution	$ 15,532,000	$ 14,946,000	$ 15,223,000
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Net gain (loss) for defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	(100,000)
Net prior service cost for defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	$ 0
Retirement period used as a basis to estimate expected cash flows	10 years
Expected long-term rate of return after application of a market value reduction factor (per annum)	2.10%
Contribution to pension fund in the year ending December 31, 2018	$ 200,000
United Kingdom | iboxx Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan bond maturity period	15 years
Basis point increase in benefits obligation discount rate	10.00%
United Kingdom | Gilts
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	75.00%
United Kingdom | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	25.00%
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Net gain (loss) for defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	$ 95,000
Net prior service cost for defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	$ 9,000
Retirement period used as a basis to estimate expected cash flows	10 years
Contribution to pension fund in the year ending December 31, 2018	$ 100,000
Switzerland | Aptiv Solutions
Defined Benefit Plan Disclosure [Line Items]
Percentage of common stock acquired				100.00%